Hybrid Bonds - Additional Information (Detail) - Hybrid bonds [member] ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Interest accumulated but not paid on hybrid bonds	₩ 479
POSCO ICT [member]
Disclosure of detailed information about borrowings [line items]
Interest accumulated but not paid on hybrid bonds	₩ 679